Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash Flows From Operating Activities:
Net income (loss)	$ (112,463)	$ 131,791
Adjustments to reconcile net income (loss) to net cash provided(used) by operating activities:
Depreciation and amortization expense	217,385	192,503
Accretion of asset retirement obligation	4,020
Common stock issued to directors for services	176,191
Deferred income tax expense (benefit)	(74,311)	21,926
Change in:
Accounts receivable, net	835,467	(349,421)
Inventories	(10,458)	(621,558)
Other current assets	250,736	(23,770)
Other assets	(73,920)	(5,183)
Accounts payable	(165,611)	428,132
Accrued payroll, taxes and interest	(43,519)	12,839
Other accrued liabilities	(55,596)	(44,330)
Deferred revenue	(43,760)
Payables to related parties	(321,544)	24,203
Net cash provided (used) by operating activities	582,617	(232,868)
Cash Flows From Investing Activities:
Purchase of certificates of deposit	(242,800)
Purchase of properties, plants and equipment	(1,370,877)	(1,037,912)
Net cash used by investing activities	(1,613,677)	(1,037,912)
Cash Flows From Financing Activities:
Proceeds from sale of common stock, net of offering costs	4,711,842	1,163,248
Principal payments of long-term debt	(128,298)	(86,958)
Payments received on stock subscription agreements		59,907
Change in checks issued and payable	(113,908)
Net cash provided by financing activities	4,469,636	1,136,197
NET DECREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	3,438,576	(134,583)
Cash and cash equivalents at beginning of year	5,427	448,861
Cash and cash equivalents at end of year	3,444,003	314,278
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Properties, plants & equipment acquired with long-term debt	283,940	229,100
Properties, plants and equipment acquired with accounts payable		89,654
Common stock issued for prepaid directors fees	$ 358,800